UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Michigan Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Michigan
        Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders

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                                        CMA Michigan
                                        Municipal Money Fund

Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

CMA Michigan Municipal Money Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid by CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.


2            CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

A Letter From the President

Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets -- both taxable and tax-exempt -- continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and +35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings -- a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      With interest rates holding at historic lows, we looked to purchase one-year fixed rate paper throughout the period, but used variable rate demand notes opportunistically for yield enhancement.

How did the Fund perform during the period in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA Michigan Municipal Money Fund paid shareholders a net annualized yield of .42%.* As of March 31, 2004, the Fund's seven-day yield was .40%.

Much of the fiscal year was characterized by an accommodative Federal Reserve Board, which was content to keep interest rates at historically low levels. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market.

Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets throughout the past 12 months.

Describe conditions in the State of Michigan during the period.

Michigan's economy continued to face considerable challenges during the 12-month period. Economic signals were hopeful in the first half of the year. For example, the state's manufacturing sector was beginning to stabilize and employment in every other industry showed signs of improvement. Nevertheless, the state's unemployment rate continued to rise, reaching 7.4% in August 2003, the highest level in the Midwest.

Michigan's fiscal situation also remained weak. The long national economic downturn, along with previously implemented income tax cuts, resulted in a sharp decline in state revenues. In addition, Michigan's once-substantial budget reserve fund was exhausted after the remaining $145 million was used to balance the fiscal 2003 budget. The following year's $1.7 billion budget gap was closed largely through broad-based spending cuts, the use of Federal aid and smaller revenue enhancements.

On December 30, 2003, Standard & Poor's, a leading bond rating agency, lowered the state's credit rating one notch from AAA to AA+. The downgrade reflected a substantial decline in Michigan's general fund balance, which initially was projected to be $360 million as of September 30, 2003, but ended with a shortfall of $569 million because of lower-than-expected tax collections.

As we ended the period, the state continued to grapple with high unemployment, a sluggish housing market and weak household balance sheets. For example, the percentage of delinquent loans in Michigan was higher than in any other Midwestern state. In addition, despite low mortgage rates, home sales increased by less than 5% in 2003 and sales were actually down 10% in the first two months of 2004. The state is currently projected to end fiscal year 2004 with a general fund deficit of $888 million.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4            CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

What changes were made to the portfolio during the period?

As the fiscal year began, we were looking to increase the Fund's position in variable rate securities for liquidity purposes. These securities tend to have shorter maturities and, given the inverted yield curve at that time, shorter-maturity investments were offering higher yields than their longer-maturity counterparts. We also expected yields on variable rate products to spike because of redemptions related to tax time. The Fund benefited from this strategy, as variable rate demand notes offered an average yield of 1.25% versus 1.10% for one-year fixed rate paper.

As summer approached, variable rate securities became less attractive as concerns about deflation and the expectation for additional interest rate cuts caused yields on shorter-maturity securities to drop. After the Federal Reserve Board's final interest rate cut in June 2003, we expected monetary policy would be on hold for some time. With that in mind, we were comfortable to increase the Fund's weighting in fixed rate securities, extending the portfolio's average maturity from 25 days to approximately 50 days by September 30, 2003.

The final months of 2003 brought evidence of a recovering economy, but inflation remained modest and the job market continued to be sluggish. Under these circumstances, we felt that short-term interest rates would remain at current low levels well into 2004. Thus, despite Michigan's modest issuance, we continued to look for opportunities to invest in fixed rate paper and, during the fourth quarter of 2003, we added approximately $26.5 million worth of investments yielding an average of 1.15%.

Although we continued to search for fixed rate paper in the new year, the flatness of the short-term tax-exempt yield curve offered little incentive to extend further out. As the period came to an end, we were looking to increase our weighting in variable rate paper -- again seeking to take advantage of higher yields typically available during tax season.

How would you characterize the portfolio's position at the close of the period?

The Fund ended the period in a slightly bearish stance given the lack of attractive investment opportunities over the past few months. We expect the Fund's increased weighting in variable rate demand notes as of March 31, 2004 will allow us to benefit from the traditional increase in yields associated with tax-related selling, at least in the upcoming quarter. Looking further ahead, we believe the Federal Reserve Board will likely keep monetary policy on hold well into 2004 to ensure a sustainable economic recovery. With that in mind, we will continue to look for opportunities to extend the portfolio's average maturity when prudent.

Darrin J. SanFillippo
Vice President and Portfolio Manager

April 7, 2004


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004            5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                         Face
                         Amount       Municipal Bonds                                                                        Value
===================================================================================================================================
Michigan--97.0%
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 5,000      ABN AMRO Munitops Certificates Trust, Michigan, Revenue Refunding Bonds,
                                      Series 2003-35, VRDN, 1.08% due 10/15/2011 (b)(c)                                    $  5,000
                         ----------------------------------------------------------------------------------------------------------
                             990      Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds, VRDN, Series
                                      1997-A, 1.07% due 2/01/2027 (c)                                                           990
                         ----------------------------------------------------------------------------------------------------------
                           2,850      Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                      (Arlington Corp. Project), VRDN, AMT, 1.24% due 9/01/2016 (c)                           2,850
                         ----------------------------------------------------------------------------------------------------------
                           6,170      Clarkston, Michigan, Community Schools, GO, VRDN, ROCS, Series II-R-4519, 1.08%
                                      due 5/01/2022 (c)                                                                       6,170
                         ----------------------------------------------------------------------------------------------------------
                           1,125      Detroit, Michigan, Capital Improvement, GO, Refunding, Series B, 2% due
                                      4/01/2005 (a)                                                                           1,136
                         ----------------------------------------------------------------------------------------------------------
                                      Detroit, Michigan, Capital Improvement, GO, Series A (b):
                           2,000            4.50% due 4/01/2004 (d)                                                           2,000
                           1,550            5% due 4/01/2005                                                                  1,611
                         ----------------------------------------------------------------------------------------------------------
                                      Detroit, Michigan, City School District, VRDN (c):
                           1,750            GO, PUTTERS, Series 388, 1.07% due 5/01/2011 (f)                                  1,750
                           9,285            MERLOTS, Series A-113, 1.09% due 5/01/2029                                        9,285
                         ----------------------------------------------------------------------------------------------------------
                          13,080      Detroit, Michigan, Sewage Disposal System Revenue Bonds (Second Lien), Puts,
                                      Series E, 1.05% due 9/02/2004 (c)(f)                                                   13,080
                         ----------------------------------------------------------------------------------------------------------
                           2,500      Detroit, Michigan, Sewage Disposal System, Revenue Refunding Bonds, VRDN,
                                      MERLOTS, Series B-02, 1.09% due 7/01/2028 (a)(c)                                        2,500
                         ----------------------------------------------------------------------------------------------------------
                                      Detroit, Michigan, Sewer Disposal Revenue Bonds, VRDN (a)(c):
                           7,180            ROCS, Series II-R-4014, 1.08% due 7/01/2025                                       7,180
                           5,550            Senior Lien, Series A, 1.12% due 7/01/2033                                        5,550
                         ----------------------------------------------------------------------------------------------------------
                          12,055      Detroit, Michigan, VRDN, MERLOTS, Series A-115, 1.05% due 7/07/2004 (c)                12,055
                         ----------------------------------------------------------------------------------------------------------
                          15,840      Eagle Tax-Exempt Trust, Grand Rapids, Michigan, Sanitation Sewer System, VRDN,
                                      Series A, 1.08% due 1/01/2022 (c)                                                      15,840
                         ----------------------------------------------------------------------------------------------------------
                           5,200      East China School District, Michigan, SAN, 1.75% due 4/15/2004                          5,201
                         ----------------------------------------------------------------------------------------------------------
                           1,280      Ferndale, Michigan, GO, Refunding, 3.50% due 4/01/2005 (f)                              1,311
                         ----------------------------------------------------------------------------------------------------------
                             400      Flint, Michigan, Economic Development Corporation, EDR (Plastics Research),
                                      VRDN, AMT, 1.24% due 9/01/2004 (c)                                                        400
                         ----------------------------------------------------------------------------------------------------------
                           1,450      Genesee County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Bonds (Riegle Press Inc. Project), VRDN, AMT, 1.17% due 8/01/2015 (c)           1,450
                         ----------------------------------------------------------------------------------------------------------
                             795      Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT, 1.17% due 7/01/2015 (c)         795
                         ----------------------------------------------------------------------------------------------------------
                           1,565      Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN, AMT,
                                      1.17% due 7/01/2009 (c)                                                                 1,565
                         ----------------------------------------------------------------------------------------------------------
                           1,200      Hillman Community School District, Michigan, GO, SAN, 2% due 3/22/2005                  1,210
                         ----------------------------------------------------------------------------------------------------------
                           2,500      Holland Charter Township, Michigan, Economic Development Corporation, Limited
                                      Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN, 1.10% due
                                      10/01/2028 (c)                                                                          2,500
                         ----------------------------------------------------------------------------------------------------------
                           4,000      Huron County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Refunding Bonds (Huron Memorial Hospital Project), VRDN, 1.02% due
                                      10/01/2028 (c)                                                                          4,000
                         ----------------------------------------------------------------------------------------------------------
                           3,200      Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Bonds (American Tooling Center Project), VRDN, AMT, 1.24% due
                                      6/01/2011 (c)                                                                           3,200

Portfolio Abbreviations for CMA Michigan Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
CP        Commercial Paper
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GAN       Grant Anticipation Notes
GO        General Obligation Bonds
HDA       Housing Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Extendible Receipt Liquidity Option Tender Securities
PUTTERS   Puttable Tax-Exempt Receipts
ROCS      Reset Option Certificates
SAN       State Aid Notes
TAN       Tax Anticipation Notes
TEAMS     Tax-Exempt Adjustable Municipal Securities
VRDN      Variable Rate Demand Notes


6            CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Schedule of Investments (continued)                               (in Thousands)

                         Face
                         Amount       Municipal Bonds                                                                       Value
===================================================================================================================================
Michigan (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                         $   700      Jackson County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Refunding Bonds (Vista Grande Villa), VRDN, Series A, 1.08% due
                                      11/01/2031 (c)                                                                       $    700
                         ----------------------------------------------------------------------------------------------------------
                           1,050      Jackson, Michigan, Public Schools, GO, SAN, 2% due 5/21/2004                            1,052
                         ----------------------------------------------------------------------------------------------------------
                           5,500      Kalamazoo, Michigan, GO, TAN, 2% due 12/01/2004                                         5,531
                         ----------------------------------------------------------------------------------------------------------
                           3,400      Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                                      Bonds (Mount Clemens General Hospital), VRDN, Series A-1, 1.10% due 10/01/2020 (c)      3,400
                         ----------------------------------------------------------------------------------------------------------
                             700      Marquette County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A, 1.23% due
                                      6/01/2012 (c)                                                                             700
                         ----------------------------------------------------------------------------------------------------------
                           1,200      Melvindale, Michigan, GO, TAN, 2.25% due 8/15/2004                                      1,204
                         ----------------------------------------------------------------------------------------------------------
                             355      Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                      (Davenport College of Business Project), VRDN, 1.07% due 3/01/2027 (c)                    355
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan Municipal Bond Authority Revenue Bonds:
                          10,000            Series B-1, 2% due 8/20/2004                                                     10,038
                          11,670            Series B-2, 2% due 8/23/2004                                                     11,714
                         ----------------------------------------------------------------------------------------------------------
                           5,810      Michigan State Building Authority, Revenue Refunding Bonds, VRDN, FLOATS,
                                      Series 886, 1.25% due 10/15/2017 (b)(c)                                                 5,810
                         ----------------------------------------------------------------------------------------------------------
                           4,000      Michigan State, HDA, CP, 1% due 5/12/2004                                               4,000
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (c):
                           1,200            (Laurel Valley), TEAMS, 1.15% due 12/01/2007                                      1,200
                           2,000            (Woodland Meadows Project), AMT, 1.10% due 3/01/2013                              2,000
                         ----------------------------------------------------------------------------------------------------------
                           6,200      Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors), VRDN, AMT,
                                      Series A, 1.07% due 9/01/2035 (c)                                                       6,200
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan State Hospital Finance Authority, Revenue Refunding Bonds, VRDN (c):
                           5,000            MERLOTS, Series K, 1.09% due 11/15/2023 (b)                                       5,000
                           6,025            Puts (Ascension Health Credit Group), Series B, 5.05% due 11/15/2004              6,169
                         ----------------------------------------------------------------------------------------------------------
                           1,300      Michigan State Revenue Bonds, GAN, VRDN, Series C, 1% due 9/15/2008 (a)(c)              1,300
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
                           2,500            (AACOA Extrusions Inc. Project), AMT, 1.22% due 2/01/2008                         2,500
                           1,500            (Artex Label & Graphics), AMT, 1.21% due 12/01/2022                               1,500
                           1,995            (Automatic Handling Inc. Project), AMT, 1.16% due 7/01/2009                       1,995
                             275            (BBPV Project), AMT, Series A-2, 1.47% due 1/01/2014                                275
                             920            (Baron Drawn Steel), AMT, 1.21% due 12/01/2006                                      920
                           1,720            (Biewer of Lansing LLC Project), AMT, 1.20% due 5/01/2019                         1,720
                           3,555            (C&M Manufacturing Corporation Inc. Project), AMT, 1.42% due 7/01/2014            3,555
                           1,070            (Chambers Enterprises II Project), AMT, 1.15% due 11/01/2018                      1,070
                           1,690            (Cherry Central Co-operative Inc. Project), 1.21% due 11/01/2013                  1,690
                           7,400            (Detroit Symphony Orchestra Project), Series B, 1.10% due 6/01/2031               7,400
                           3,170            (Forest City Technologies), AMT, 1.16% due 9/01/2015                              3,170
                           2,400            (Glastender Inc. Project), AMT, 1.22% due 12/01/2010                              2,400
                           3,075            (Golden Keys Development LLC Project), AMT, 1.21% due 3/01/2018                   3,075
                             430            (Hercules Drawn Steel Project), AMT, 1.20% due 8/01/2006                            430
                           2,000            (Hi-Lex Controls Inc. Project), AMT, 1.22% due 10/01/2021                         2,000
                             780            (Inalfa-Hollandia Inc. Project), AMT, 1.15% due 5/01/2016                           780
                           3,400            (Karmann Technology Development LLC Project), AMT, 1.15% due 12/01/2032           3,400
                           3,045            (Karona Inc. Project), AMT, 1.16% due 12/01/2015                                  3,045
                           3,000            (Kaumagraph Flint Corporation Project), AMT, 1.22% due 11/01/2014                 3,000
                           1,935            (Kerkstra Precast Inc. Project), AMT, 1.17% due 5/01/2025                         1,935
                           1,460            (Mikden Holdings Project), AMT, 1.24% due 6/01/2021                               1,460
                           1,615            (Monarch Hydraulics Inc. Project), AMT, 1.11% due 7/01/2016                       1,615
                           2,000            (Morrell Inc. Project), AMT, 1.15% due 5/01/2022                                  2,000
                           1,300            (Norbert Industries Inc. Project), AMT, 1.23% due 4/01/2006                       1,300
                             480            (Northern Pure Ice Co. Project), AMT, 1.23% due 3/01/2015                           480
                             645            (Nuvar Properties LLC Project), AMT, 1.17% due 7/01/2026                            645
                           2,300            (Park Realty LLC), AMT, Series A, 1.17% due 9/01/2026                             2,300
                           1,300            (Pioneer Labs Inc. Project), AMT, 1.09% due 9/01/2012                             1,300
                           6,155            (Pioneer Metal Finishing Project), AMT, 1.10% due 11/01/2008                      6,155


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004            7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)                               (in Thousands)

                         Face
                         Amount       Municipal Bonds                                                                        Value
===================================================================================================================================
Michigan (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c)
                                      (concluded):
                         $ 3,200            (Richwood Industries Inc. Project), AMT, 1.22% due 9/01/2030                   $  3,200
                           4,240            (Riverwalk Properties LLC Project), AMT, 1.15% due 8/01/2021                      4,240
                             695            (TEI Investments LLC), AMT, 1.15% due 2/01/2022                                     695
                           3,700            (Universal Forest Products Project), AMT, 1.21% due 12/01/2022                    3,700
                           1,600            (Vector Investments LLC Project), AMT, 1.23% due 2/01/2020                        1,600
                           1,970            (Veri-Tek International Corporation Project), AMT, 1.15% due 4/01/2026            1,970
                           2,000            (WDKK Development LLC Project), AMT, 1.15% due 1/01/2024                          2,000
                             275            (Whitehall Industries), AMT, Series A-6, 1.47% due 1/01/2014                        275
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                      VRDN (c):
                             700            (Grandview Plaza Project), AMT, 1.16% due 12/15/2010                                700
                             145            (Park Village Pines Project), 1.07% due 5/01/2006                                   145
                         ----------------------------------------------------------------------------------------------------------
                                      Michigan State University Revenue Bonds, VRDN, Series A (c):
                           1,210            0.98% due 8/15/2030                                                               1,210
                           4,450            1.12% due 8/15/2032                                                               4,450
                         ----------------------------------------------------------------------------------------------------------
                           7,395      Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                      2001-166, Class A, 1.13% due 12/15/2021 (a)(c)                                          7,395
                         ----------------------------------------------------------------------------------------------------------
                           7,000      Muskegon, Michigan, Public Schools, GO, SAN, 2% due 5/24/2004                           7,009
                         ----------------------------------------------------------------------------------------------------------
                                      Oakland County, Michigan, Economic Development Corporation, Limited Obligation
                                      Revenue Bonds, VRDN, AMT (c):
                           2,800            (Schain Mold & Engineering), 1.24% due 4/01/2021                                  2,800
                           3,300            (V&M Corporation Project), 1.22% due 9/01/2018                                    3,300
                         ----------------------------------------------------------------------------------------------------------
                           2,400      Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN, AMT,
                                      1.22% due 9/01/2019 (c)                                                                 2,400
                         ----------------------------------------------------------------------------------------------------------
                           4,640      Saginaw County, Michigan, Economic Development Corporation Revenue Bonds (Al-Fe
                                      Heat Treating Project), VRDN, AMT, 1.16% due 2/01/2010 (c)                              4,640
                         ----------------------------------------------------------------------------------------------------------
                          11,350      Saline, Michigan, Area Schools, GO, Refunding, VRDN, 1% due 5/01/2030 (c)              11,350
                         ----------------------------------------------------------------------------------------------------------
                                      University of Michigan, University Hospital Revenue Refunding Bonds, VRDN (c):
                           8,890            Series A, 1.08% due 12/01/2019                                                    8,890
                           2,000            Series A-2, 1.12% due 12/01/2024                                                  2,000
                         ----------------------------------------------------------------------------------------------------------
                           1,900      Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                      County), VRDN, AMT, Series A, 1.05% due 12/01/2032 (c)(f)                               1,900
                         ----------------------------------------------------------------------------------------------------------
                           3,600      Whitmore Lake, Michigan, Public School District, VRDN, GO, ROCS, Series I-R-4515,
                                      1.08% due 5/01/2023 (c)                                                                 3,600

===================================================================================================================================
Puerto Rico--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
                           1,000      Puerto Rico Commonwealth Revenue Bonds, FLOATS, VRDN, Series 03-L39J, 1.08% due
                                      7/30/2004 (c)                                                                           1,000
                         ----------------------------------------------------------------------------------------------------------
                           4,947      Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, VRDN, FLOATS,
                                      Series 747D, 1.02% due 7/01/2017 (c)(e)                                                 4,947
                         ----------------------------------------------------------------------------------------------------------
                           2,000      Puerto Rico Public Finance Corporation Revenue Bonds, VRDN, FLOATS, Series 911,
                                      1.01% due 8/01/2026 (c)(e)                                                              2,000
===================================================================================================================================
                                      Total Investments (Cost--$325,533*)--99.4%                                            325,533

                                      Other Assets Less Liabilities--0.6%                                                     1,959
                                                                                                                           --------
                                      Net Assets--100.0%                                                                   $327,492
                                                                                                                           ========

(a)   FSA Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
(d)   Escrowed to maturity.
(e)   CIFG Insured
(f)   FGIC Insured.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.


8            CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Statement of Assets and Liabilities

As of March 31, 2004
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments, at value (identified cost--$325,533,263) ..................                     $   325,533,263
                       Cash ...................................................................                              66,162
                       Receivables:
                          Securities sold .....................................................   $    2,005,304
                          Interest ............................................................        1,208,287          3,213,591
                                                                                                  --------------
                       Prepaid expenses and other assets ......................................                               5,277
                                                                                                                    ---------------
                       Total assets ...........................................................                         328,818,293
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased ................................................        1,210,176
                          Distributor .........................................................           58,022
                          Investment adviser ..................................................           23,008
                          Other affiliates ....................................................            8,249
                          Beneficial interest redeemed ........................................            2,596          1,302,051
                                                                                                  --------------
                       Accrued expenses and other liabilities .................................                              24,024
                                                                                                                    ---------------
                       Total liabilities ......................................................                           1,326,075
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets .............................................................                     $   327,492,218
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                         number of shares authorized ..........................................                     $    32,756,923
                       Paid-in capital in excess of par .......................................                         294,775,388
                       Accumulated realized capital losses--net ...............................                             (40,093)
                                                                                                                    ---------------
                       Net Assets--Equivalent to $1.00 per share based on
                         327,569,232 shares of beneficial interest outstanding ................                     $   327,492,218
                                                                                                                    ===============

      See Notes to Financial Statements.


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004            9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Year Ended March 31, 2004
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ...............                     $     3,841,096
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...............................................   $    1,708,179
                       Distribution fees ......................................................          403,780
                       Accounting services ....................................................           79,719
                       Professional fees ......................................................           55,462
                       Transfer agent fees ....................................................           43,267
                       Registration fees ......................................................           25,802
                       Printing and shareholder reports .......................................           22,088
                       Custodian fees .........................................................           16,368
                       Pricing fees ...........................................................           12,365
                       Trustees' fees and expenses ............................................            3,369
                       Other ..................................................................           14,056
                                                                                                  --------------
                       Total expenses .........................................................                           2,384,455
                                                                                                                    ---------------
                       Investment income--net .................................................                           1,456,641
                                                                                                                    ---------------
===================================================================================================================================
Realized Gain on Investments--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ......................................                               9,035
                                                                                                                    ---------------
                       Net Increase in Net Assets Resulting from Operations ...................                     $     1,465,676
                                                                                                                    ===============

      See Notes to Financial Statements.


10           CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Statements of Changes in Net Assets

                                                                                                          For the Year Ended
                                                                                                               March 31,
                                                                                                  ---------------------------------
Increase (Decrease) in Net Assets:                                                                      2004               2003
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .................................................   $     1,456,641   $     2,938,918
                       Realized gain on investments--net ......................................             9,035             1,724
                                                                                                  ---------------------------------
                       Net increase in net assets resulting from operations ...................         1,465,676         2,940,642
                                                                                                  ---------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Dividends to shareholders from investment income--net ..................        (1,456,641)       (2,938,918)
                                                                                                  ---------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares .......................................     1,549,290,544     1,412,080,997
                       Value of shares issued to shareholders in reinvestment of dividends ....         1,456,757         2,938,776
                                                                                                  ---------------------------------
                                                                                                    1,550,747,301     1,415,019,773
                       Cost of shares redeemed ................................................    (1,572,512,979)   (1,426,330,732)
                                                                                                  ---------------------------------
                       Net decrease in net assets derived from beneficial interest transactions       (21,765,678)      (11,310,959)
                                                                                                  ---------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ...........................................       (21,756,643)      (11,309,235)
                       Beginning of year ......................................................       349,248,861       360,558,096
                                                                                                  ---------------------------------
                       End of year ............................................................   $   327,492,218   $   349,248,861
                                                                                                  =================================

      See Notes to Financial Statements.


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004           11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                               For the Year Ended March 31,
                                                                    --------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                2004         2003         2002         2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .......   $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                                    --------------------------------------------------------------
                       Investment income--net ...................          --+         .01          .02          .03           .03
                       Realized gain (loss) on investments--net .          --+          --+          --           --+           --++
                                                                    --------------------------------------------------------------
                       Total from investment operations .........          --+         .01          .02          .03           .03
                                                                    --------------------------------------------------------------
                       Less dividends from investment income--net          --++       (.01)        (.02)        (.03)         (.03)
                                                                    --------------------------------------------------------------
                       Net asset value, end of year .............   $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                                    ==============================================================
                       Total investment return ..................         .42%         .85%        1.74%        3.47%         2.86%
                                                                    ==============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .................................         .70%         .69%         .70%         .70%          .70%
                                                                    ==============================================================
                       Investment income--net ...................         .43%         .84%        1.77%        3.40%         2.81%
                                                                    ==============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) ...   $ 327,492    $ 349,249    $ 360,558    $ 391,944     $ 360,334
                                                                    ==============================================================

+     Amount is less than $.01 per share.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


12           CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

CMA Michigan Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fee -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004           13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $6,760 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2004           3/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Tax-exempt income ...................          $1,456,641          $2,938,918
                                                  ------------------------------
Total distributions ....................          $1,456,641          $2,938,918
                                                  ==============================

As of March 31, 2004, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

On March 31, 2004, the Fund had a net capital loss carry-forward of $40,093, of which $23,497 expires in 2005, $6,574 expires in 2006, $5,068 expires in 2008 and $4,954 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


14           CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Independent Auditors' Report

To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004           15

[LOGO] Merrill Lynch Investment Managers

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset  Management, L. P.           160 Portfolios
            08543-9011     Trustee      and      ("FAM")--Advised Funds since 1999; Chairman
            Age: 63                     1997 to  (Americas Region) of MLIM from 2000 to 2002;
                                        present  Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                 Director thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002; President
                                                 of Princeton Administrators, L.P. from 1989 to 2002;
                                                 Director of Financial Data Services, Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The
              Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1988 to  Professor Emeritus of Finance, School of Business,    51 Funds        None
Forbes      Princeton, NJ               present  State University of New York at Albany since 2000     50 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 63                              International Consultant at the Urban Institute
                                                 from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994 to  Professor, Harvard Business School since 1989.        51 Funds        Newell
Montgomery  Princeton, NJ               present                                                        50 Portfolios   Rubbermaid,
            08543-9095                                                                                                 Inc.
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Kevin A.    P.O. Box 9095  Trustee      1992 to  Director Emeritus of The Boston University Center     51 Funds        None
Ryan        Princeton, NJ               present  for the Advancement of Ethics and Character from      50 Portfolios
            08543-9095                           1989 to 1999; Professor of Education at Boston
            Age: 71                              University from 1982 to 1999 and Professor Emeritus
                                                 thereof since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000 to  President of Middle East Institute from 1995 to       51 Funds        None
Suddarth    Princeton, NJ               present  2001; Foreign Service Officer of United States        50 Portfolios
            08543-9095                           Foreign Service from 1961 to 1995 and Career
            Age: 68                              Minister thereof from 1989 to 1995; Deputy
                                                 Inspector General of U.S. Department of State from
                                                 1991 to 1994; U.S. Ambassador to the Hashemite
                                                 Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1988 to  Professor of Finance, New York University,            51 Funds        Bowne & Co.,
West        Princeton, NJ               present  Leonard N. Stern School of Business Administration    50 Portfolios   Inc.; Vornado
            08543-9095                           from 1982 to 1994 and Dean Emeritus thereof                           Operating
            Age: 66                              since 1994.                                                           Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust
                                                                                                                       and
                                                                                                                       Alexander's,
                                                                                                                       Inc.


16           CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

Officers and Trustees (unaudited) (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000 to  Self-employed financial consultant since 1994;        51 Funds        None
Zinbarg     Princeton, NJ               present  Executive Vice President of The Prudential            50 Portfolios
            08543-9095                           Insurance Company of America from 1988 to
            Age: 69                              1994; Former Director of Prudential Reinsurance
                                                 Company and former Trustee of The Prudential
                                                 Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)  Length of
                            Held with    Time
Name         Address & Age  Fund         Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.    P.O. Box 9011  Vice         1993 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke        Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999; Vice
             08543-9011     and          and      President of FAMD since 1999; Director of MLIM Taxation since 1990.
             Age: 43        Treasurer    1999 to
                                         present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.   P.O. Box 9011  Senior Vice  2002 to  Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Jacob        Princeton, NJ  President    present  MLIM from 1997 to 2000.
             08543-9011
             Age: 53
------------------------------------------------------------------------------------------------------------------------------------
John M.      P.O. Box 9011  Senior Vice  2002 to  Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management) of
Loffredo     Princeton, NJ  President    present  MLIM from 1998 to 2000.
             08543-9011
             Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Darrin J.    P.O. Box 9011  Vice         1996 to  Vice President of MLIM since 1998.
SanFillippo  Princeton, NJ  President    present
             08543-9011
             Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.   P.O. Box 9011  Secretary    2000 to  First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000 to
Gillespie    Princeton, NJ               present  2001; Vice President from 1999 to 2000; Attorney associated with MLIM since 1998.
             08543-9011
             Age: 40
             -----------------------------------------------------------------------------------------------------------------------
             * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust
Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

** For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.

--------------------------------------------------------------------------------
Charles C. Reilly, Trustee of CMA Michigan Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


             CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004           17

[LOGO] Merrill Lynch Investment Managers

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


18           CMA MICHIGAN MUNICIPAL MONEY FUND       MARCH 31, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

CMA Michigan Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #16056 -- 3/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $31,200
                                  Fiscal Year Ending March 31, 2003 - $34,164

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                                  Fiscal Year Ending March 31, 2003 - $4,800


         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                                  Fiscal Year Ending March 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2004 - $16,708,160
             Fiscal Year Ending March 31, 2003 - $17,378,427

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series
      Trust


      By: /s/ Terry K. Glenn
          ----------------------------
          Terry K. Glenn,
          President of
          CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ----------------------------
          Terry K. Glenn,
          President of
          CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          ----------------------------
          Donald C. Burke,
          Chief Financial Officer of
          CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

      Date: May 21, 2004